Document and Entity Information Document	Apr. 07, 2020
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000882184
Local Phone Number	390-8200
City Area Code	817
Entity Address, Postal Zip Code	76011
Entity Address, State or Province	TX
Entity Address, City or Town	Arlington
Entity Address, Address Line One	1341 Horton Circle
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Emerging Growth Company	false
Entity Registrant Name	D.R. Horton, Inc.
Document Period End Date	Apr. 07, 2020
Entity Tax Identification Number	75-2386963
Entity File Number	1-14122
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Common Stock [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	DHI
Title of 12(b) Security	Common Stock, par value $.01 per share
Senior Notes [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	DHI 23A
Title of 12(b) Security	5.750% Senior Notes due 2023